Risk Management - Cross currency swap contracts - Outstanding Contracts (Details) ¥ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)
Disclosure of financial liabilities [line items]
Assets		$ 14,424,320,000		$ 11,918,451,000		$ 10,115,278,000
Liabilities		(5,500,740,000)		(5,197,116,000)		(4,712,051,000)
RMB
Disclosure of financial liabilities [line items]
Assets		2,989,434,000		1,765,846,000		1,633,433,000
Liabilities		(2,757,762,000)		(2,410,284,000)		(2,714,492,000)
Cross currency swap contracts
Disclosure of financial liabilities [line items]
Notional value		1,829,517,000		979,156,000		854,404,000
Cross currency swap contracts | Buy
Disclosure of financial liabilities [line items]
Notional value	¥ 9,527,500	1,388,200,000		979,200,000		$ 854,400,000
Cross currency swap contracts | Sell
Disclosure of financial liabilities [line items]
Notional value	¥ 3,028,800	$ 441,300,000		$ 0
Cross currency swap contracts | RMB | 3 months to 1 year | Buy
Disclosure of financial liabilities [line items]
Average exchange rate	6.8681	6.8681	6.6369	6.6369	6.6592	6.6592
Notional value	¥ 5,852,000	$ 852,663,000	¥ 1,040,000	$ 159,163,000	¥ 787,000	$ 113,450,000
Cross currency swap contracts | RMB | 3 months to 1 year | Sell
Disclosure of financial liabilities [line items]
Average exchange rate	6.8912	6.8912
Notional value	¥ 3,028,809	$ 441,312,000
Cross currency swap contracts | RMB | 1 year to 5 years | Buy
Disclosure of financial liabilities [line items]
Average exchange rate	6.8635	6.8635	6.6356	6.6356	6.5830	6.5830
Notional value	¥ 3,675,529	$ 535,542,000	¥ 5,358,000	$ 819,993,000	¥ 5,140,000	$ 740,954,000
Financial liabilities at FVTPL | Recurring fair value measurement
Disclosure of financial liabilities [line items]
Liabilities		(43,294,000)		(15,212,000)
Financial liabilities at FVTPL | Recurring fair value measurement | Cross currency swap contracts
Disclosure of financial liabilities [line items]
Assets				19,676,000
Liabilities		(23,497,000)				(80,518,000)
Financial liabilities at FVTPL | Recurring fair value measurement | Cross currency swap contracts | RMB | 3 months to 1 year | Buy
Disclosure of financial liabilities [line items]
Assets				3,997,000
Liabilities		(11,650,000)				(6,348,000)
Financial liabilities at FVTPL | Recurring fair value measurement | Cross currency swap contracts | RMB | 3 months to 1 year | Sell
Disclosure of financial liabilities [line items]
Liabilities		(1,573,000)
Financial liabilities at FVTPL | Recurring fair value measurement | Cross currency swap contracts | RMB | 1 year to 5 years | Buy
Disclosure of financial liabilities [line items]
Assets				$ 15,679,000
Liabilities		$ (10,274,000)				$ (74,170,000)